BANK OVERDRAFT (Details Narrative)	12 Months Ended
	Sep. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2025 HKD ($)
Bank overdrafts	$ 717,306	$ 591,207
Interest expense	20,460	$ 25,237	$ 11,778
HIBOR [Member]
Bank overdrafts	$ 1,153,846			$ 9,000,000